UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Worldwide Dollar Money Market Fund, Inc.
STATEMENT OF INVESTMENTS
July 31,	2004 (Unaudited)

		Principal
Negotiable Bank Certificates of Deposit - 41.1%		Amount	($)	Value ($)

American Express Centurion Bank
1.31%, 8/4/2004		40,000,000		40,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
1.30%, 8/10/2004		40,000,000		40,000,000
Barclays Bank PLC (London)
1.10%, 8/9/2004		40,000,000		40,000,000
Credit Lyonnais N.A. (Yankee)
1.31%, 10/14/2004		40,000,000	a	39,998,982
HSBC Bank USA
1.17% - 1.56%, 8/13/2004 - 4/22/2005		35,000,000		35,000,000
Natexis Banques Populares (Yankee)
1.42%, 9/15/2004		25,000,000		25,000,000
Royal Bank of Scotland PLC (London)
1.10%, 8/9/2004		40,000,000		40,000,000
Societe Generale (London)
1.42%, 9/8/2004		25,000,000		24,999,727
UniCredito Italiano SpA (London)
1.52%, 10/8/2004		40,000,000		40,000,000
Wells Fargo Bank N.A.
1.32%, 8/10/2004		40,000,000		40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $	364,998,709)			364,998,709

Commercial Paper - 30.8%

Bank of America Corp.
1.15%, 8/11/2004		40,000,000		39,987,223
Bank of Ireland
1.21%, 12/29/2004		40,000,000		39,800,000
Concord Minutemen Capital Co. LLC
1.16%, 8/6/2004		35,587,000	b	35,581,267
Danske Corp. Inc.
1.11%, 8/6/2004		40,000,000		39,993,862
Deutsche Bank Financial Inc.
1.32%, 8/2/2004		38,000,000		37,998,605
General Electric Capital Corp.
1.15%, 8/10/2004		40,000,000		39,988,500
Preferred Receivables Funding Corp.
1.30%, 8/2/2004		40,000,000	b	39,998,555
Total Commercial Paper
(cost $	273,348,012)			273,348,012

Corporate Notes - 2.8%

Sigma Finance Inc.
1.32%, 1/31/2005				24,998,099
(cost $	24,998,099)	25,000,000 a,b		24,998,099

s
Promissory Notes - 4.5%

Goldman Sachs Group Inc.
1.29%, 10/12/2004				40,000,000
(cost $	40,000,000)		40,000,000 c	40,000,000

U.S. Government Agencies - 10.8%

Federal Home Loan Banks, Discount Notes
1.27%, 8/2/2004			45,685,000	45,683,390
Federal Home Loan Banks, Notes
1.32%, 4/29/2005			50,000,000	50,000,000
Total U.S. Government Agencies
(cost $	95,683,390)			95,683,390

Time Deposits - 10.0%

Fortis Bank (Grand Cayman)
1.33%, 8/2/2004			38,000,000	38,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.32%, 8/2/2004			20,000,000	20,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.25%, 8/2/2004			30,868,000	30,868,000
Total Time Deposits
(cost $	88,868,000)			88,868,000

Total Investments (cost $		887,896,210)	100.0%	887,896,210
Liabilities Less, Cash and Receivables			(0.0%)	(72,203)
Net Assets			100.0%	887,824,007

a Variable interest rate - subject to periodic change.

b Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $100,577,922 or 11.3% of net assets. These securities have been determined to be liquid by the Fund's Board.

c This note was acquired for investment, not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 4/14/04 at a cost of $40,000,000. At July 31, 2004, the aggregate value of this security was $40,000,000 representing approximately 4.5% of net assets and is valued at amortized cost.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/Stephen E. Canter

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)